Regulatory requirements	12 Months Ended
Mar. 31, 2014
Regulatory requirements
Regulatory requirements

21. Regulatory requirements:

In April 2011, the Company was assigned as a “Final Designated Parent Company” who must calculate consolidated capital adequacy ratio and since then, our consolidated capital adequacy ratio has been calculated based on Capital Adequacy Notice on Final Designated Parent Company. Note that Capital Adequacy Notice on Final Designated Parent Company has been revised in line with Basel 2.5 and Basel III and we have calculated Basel III-based consolidated capital adequacy ratio since March 2013.

In accordance with Article 2 of the Capital Adequacy Notice on Final Designated Parent Company, our consolidated capital adequacy ratio is calculated based on the amounts of common equity Tier 1 capital, Tier 1 capital, total capital, credit risk-weighted assets, market risk and operational risk. As of March 31, 2013 and March 31, 2014, the Company was in compliance with the requirement for common equity Tier1 capital ratio, Tier 1 capital ratio and consolidated capital adequacy ratio as set out in the Capital Adequacy Notice on Final Designated Parent Company (required level as of March 31, 2014 is 4.0% for common equity Tier 1 capital ratio, 5.5% for Tier 1 capital ratio and 8% for consolidated capital adequacy ratio).

Under the Financial Instruments and Exchange Act of Japan (the “FIEA”), NSC and Nomura Financial Products & Services, Inc. (“NFPS”) are subject to the capital adequacy rules of the FSA. This rule requires the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debts) less illiquid assets. The business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under this rule, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2013 and 2014, the capital adequacy ratio of NSC exceeded 120%. Also, as of March 31, 2013 and 2014, the capital adequacy ratio of NFPS exceeded 120%.

Financial Instruments Firms in Japan are required to segregate cash deposited by clients on securities transactions under the FIEA. As of March 31, 2013 and 2014, NSC segregated bonds with a market value of ¥459,037 million and ¥456,070 million and equities with a market value of ¥7,861 million and ¥7,656 million, respectively, which were either included in Trading assets on the accompanying consolidated balance sheets or borrowed under lending and borrowing securities contracts, as a substitute for cash.

In the U.S., Nomura Securities International, Inc. (“NSI”) is registered as a broker-dealer under the Securities Exchange Act of 1934 and as a futures commission merchant with the Commodity Futures Trading Commission (“CFTC”). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority and the Chicago Mercantile Exchange Group as its designated self regulatory organization. NSI is subject to the Securities and Exchange Commission’s Uniform Net Capital Rule (“Rule 15c3-1”) and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. The subsidiary is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. The subsidiary is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. As of March 31, 2013 and 2014, the subsidiary was in compliance with all applicable regulatory capital adequacy requirements.

In Europe, Nomura Europe Holdings plc (“NEHS”) is regulated on a consolidated basis by the Prudential Regulatory Authority in the U.K., which imposes minimum capital adequacy requirements to the NEHS. Nomura International plc (“NIP”), the most significant of NEHS’ subsidiaries, acts as a securities brokerage and dealing business. NIP is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the Prudential Regulation Authority in the U.K. Nomura Bank International plc (“NBI”), another subsidiary of NEHS, is also regulated by the Prudential Regulation Authority in the U.K. on a standalone basis. As of March 31, 2013 and 2014, the NEHS, NIP and NBI were in compliance with all relevant regulatory capital related requirements.

In Asia, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Singapore Ltd (“NSL”) are regulated by the respective authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including dealing in securities and futures contracts, and advising on securities, futures contracts and corporate finance. NIHK assumed from its fellow subsidiary, Nomura Securities (Hong Kong) Ltd, the roles of the exchange participant and options trading exchange participant at the Stock Exchange of Hong Kong Ltd., the futures commission merchant at the Hong Kong Futures Exchange Ltd. and the clearing participants at the Hong Kong Securities Clearing Co. Ltd., the SEHK Options Clearing House Ltd. and HKFE Clearing Corporation Ltd with effect from April 22, 2013. NIHK has a branch located in Taiwan which is regulated by its local regulators under its respective jurisdictions. Activities of NIHK including its branch are subject to the Securities and Futures (Financial Resources) Rules which require it, at all times, to maintain its liquid capital at a level not less than its required liquid capital. Liquid capital means an amount by which its liquid assets exceed its ranking liabilities. Required liquid capital is calculated in accordance with the provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL is a merchant bank with Asian Currency Unit (“ACU”) license governed by the Monetary Authority of Singapore (“MAS”). NSL carries out its ACU regulated activities including, among others, securities brokerage and dealing business. The regulations require NSL to maintain a minimum capital of SGD15 million. NSL is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the MAS in Singapore. As of March 31, 2013 and 2014, NIHK and NSL were in compliance with all relevant regulatory capital related requirements.